Fair Value Measurements (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Assets:
Investments held in trust account	$ 125,190,736	$ 125,002,997
Level 1 | U.S. Treasury Securities
Assets:
Investments held in trust account	$ 125,190,736	$ 125,002,997
Level 1 | Investments held in Trust Account
Assets:
Investments held in trust account			$ 125,002,997